11. FACILITIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Facilities Details
2014	$ 32,000
2015	135,000	135,000
2016	139,000	139,000
2017 and thereafter	36,000	36,000
Total lease commitment	$ 342,000	$ 436,000